Retirement Plans - Amount Recognized on Consolidated and Combined Balance Sheets (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost (included in accrued liabilities)	$ (99.8)	$ (100.7)	$ (75.4)
Pension and other postretirement benefits plan liabilities	$ (55.0)	(56.4)	0.0
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Prepaid pension cost (included in other noncurrent assets)		0.0	0.1
Accrued benefit cost (included in accrued liabilities)		(2.2)	(3.3)
Pension and other postretirement benefits plan liabilities		(55.3)	0.0
Net liabilities recognized in the Consolidated and Combined Balance Sheets		(57.5)	$ (3.2)
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Prepaid pension cost (included in other noncurrent assets)		0.0
Accrued benefit cost (included in accrued liabilities)		(0.1)
Pension and other postretirement benefits plan liabilities		(1.1)
Net liabilities recognized in the Consolidated and Combined Balance Sheets		$ (1.2)